Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Other Current Assets [Abstract]
Prepaid expenses	$ 432	$ 476
Insurance claims	0	14
Other	65	167
Total	$ 497	$ 657